Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 867,481	¥ 826,227
Total gains (losses), Included in profit or loss	(4,986)	6,150
Total gains (losses), Included in other comprehensive income	46,196	51,218
Purchases	73,673	94,187
Sales	(11,768)	(9,918)
Settlement	(80,950)	(87,617)
Transfers into Level 3	325	306
Transfers out of Level 3	(21,945)	(772)
Ending balance	877,998	867,481
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	730	(13,347)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,061	(3,142)
Total gains (losses), Included in profit or loss	9,163	13,568
Total gains (losses), Included in other comprehensive income	(158)	221
Purchases	517	521
Sales	(1,027)
Settlement	(6,456)	(7,177)
Transfers into Level 3	25
Transfers out of Level 3		70
Ending balance	6,125	4,061
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	9,601	13,785
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2
Total gains (losses), Included in profit or loss	(45)	(163)
Purchases	43	165
Ending balance		2
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(5)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1	5
Total gains (losses), Included in profit or loss	(1)	(21)
Transfers out of Level 3		17
Ending balance		1
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1)	(3)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,327	(13)
Total gains (losses), Included in profit or loss	1,106	931
Purchases	474	356
Sales	(1,027)
Transfers out of Level 3		53
Ending balance	1,880	1,327
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,499	973
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,731	(3,134)
Total gains (losses), Included in profit or loss	8,103	12,821
Total gains (losses), Included in other comprehensive income	(158)	221
Settlement	(6,456)	(7,177)
Transfers into Level 3	25
Ending balance	4,245	2,731
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	8,103	12,820
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	26,339	39,261
Total gains (losses), Included in profit or loss	(1,353)	575
Purchases	4,915	4,711
Sales	(648)	(1,430)
Settlement	(251)	(16,195)
Transfers out of Level 3	(802)	(583)
Ending balance	28,200	26,339
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,622)	(3)
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	12,053	11,667
Total gains (losses), Included in profit or loss	(1,731)	401
Purchases		180
Settlement	(149)	(195)
Transfers out of Level 3	(30)
Ending balance	10,143	12,053
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,731)	401
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	14,286	27,594
Total gains (losses), Included in profit or loss	378	174
Purchases	4,915	4,531
Sales	(648)	(1,430)
Settlement	(102)	(16,000)
Transfers out of Level 3	(772)	(583)
Ending balance	18,057	14,286
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	109	(404)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	836,778	791,348
Total gains (losses), Included in profit or loss	(2,012)	(21,836)
Total gains (losses), Included in other comprehensive income	46,354	50,997
Purchases	68,241	88,955
Sales	(10,093)	(8,488)
Settlement	(74,243)	(64,245)
Transfers into Level 3	624	306
Transfers out of Level 3	(21,143)	(259)
Ending balance	844,506	836,778
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(6,393)	(26,927)
Available-for-sale financial assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	526	2,022
Total gains (losses), Included in profit or loss	1,600	(1,258)
Total gains (losses), Included in other comprehensive income	(13)	(30)
Purchases		269
Sales	(1,613)
Settlement	(346)	(477)
Ending balance	154	526
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(13)	(1,181)
Available-for-sale financial assets [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	836,252	789,326
Total gains (losses), Included in profit or loss	(3,612)	(20,578)
Total gains (losses), Included in other comprehensive income	46,367	51,027
Purchases	68,241	88,686
Sales	(8,480)	(8,488)
Settlement	(73,897)	(63,768)
Transfers into Level 3	624	306
Transfers out of Level 3	(21,143)	(259)
Ending balance	844,352	836,252
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(6,380)	(25,746)
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	303	(1,240)
Total gains (losses), Included in profit or loss	(812)	1,543
Transfers into Level 3	(324)
Ending balance	(833)	303
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ (856)	¥ (202)